UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: August 31, 2019

Date of reporting period: February 28, 2019

Item 1.     Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Bernstein ETFs

Bernstein U.S. Research Fund

Bernstein Global Research Fund

SEMI-ANNUAL REPORT

February 28, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “Commission”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Bernstein ETFs

Table of Contents

Schedules of Investments	2

Statements of Assets and Liabilities	7

Statements of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Disclosure of Fund Expenses	20

Supplemental Information	21

The Funds file their complete schedule of Fund holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Exchange Traded Concepts, LLC uses to determine how to vote proxies relating to Funds’ securities, as well as information relating to how the Funds voted proxies relating to each Fund’s securities during the most recent 12-month year ended June 30, is available (i) without charge, upon request, by calling 1-877-243-0675; and (ii) on the Commission’s website at http://www.sec.gov.

Bernstein ETFs

Schedule of Investments • U.S. Research Fund

February 28, 2019 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.7%

Communication Services — 1.5%
CBS, Cl B	2,065	$103,684

Consumer Discretionary — 22.2%
Chipotle Mexican Grill, Cl A*	217	131,834
Dollar General	899	106,496
Dollar Tree*	1,077	103,747
L Brands	3,647	95,333
Las Vegas Sands	1,744	107,134
McDonald’s	553	101,664
NIKE, Cl B	1,275	109,306
Norwegian Cruise Line Holdings*	2,042	113,392
Ross Stores	1,135	107,632
Royal Caribbean Cruises	1,009	119,546
Target	1,481	107,580
TJX	2,184	112,017
Tractor Supply	1,151	109,748
Yum! Brands	1,061	100,264
		1,525,693
Consumer Staples — 9.1%
Hershey	929	102,822
Kraft Heinz	2,203	73,118
Mondelez International, Cl A	2,409	113,608
Philip Morris International	1,426	123,976
Procter & Gamble	1,081	106,533
Tyson Foods, Cl A	1,769	109,076
		629,133
Energy — 15.6%
Anadarko Petroleum	2,049	89,131
Apache	3,490	115,798
Concho Resources	890	97,900
ConocoPhillips	1,503	101,979
EOG Resources	1,058	99,452
Hess	2,129	123,163
Kinder Morgan	5,736	109,902
Kosmos Energy	20,171	129,094
Patterson-UTI Energy	8,277	109,753
Pioneer Natural Resources	700	98,665
		1,074,837

Description	Shares	Fair Value
Financials — 12.2%
Bank of America	3,765	$109,486
Citigroup	1,656	105,951
CME Group, Cl A	543	98,777
Goldman Sachs Group	535	105,235
Intercontinental Exchange	1,289	99,446
LPL Financial Holdings	1,449	109,269
PNC Financial Services Group	812	102,328
TD Ameritrade Holding	1,953	110,013
		840,505
Health Care — 9.0%
Allergan	762	104,935
Anthem	391	117,586
Celgene*	1,166	96,918
Centene*	1,764	107,410
Mylan*	3,399	89,699
UnitedHealth Group	415	100,521
		617,069
Industrials — 12.5%
American Airlines Group	2,968	105,750
Delta Air Lines	2,011	99,705
FedEx	578	104,618
JB Hunt Transport Services	1,030	110,900
Nielsen Holdings	3,995	104,669
Southwest Airlines	2,015	112,921
Union Pacific	704	118,061
United Continental Holdings*	1,174	103,089
		859,713
Information Technology — 12.0%
Citrix Systems	926	97,693
HP	4,576	90,285
Mastercard, Cl A	506	113,734
Micron Technology*	2,681	109,599
NVIDIA	691	106,594
Oracle	2,066	107,700
Tableau Software, Cl A*	752	99,189
Visa, Cl A	695	102,943
		827,737
Materials — 5.6%
DowDuPont	1,783	94,909
LyondellBasell Industries, Cl A	1,126	96,295
Mosaic	3,285	102,722
Westlake Chemical	1,340	93,626
		387,552
Total Common Stock
(Cost $6,893,108)		6,865,923

Total Investments — 99.7%
(Cost $6,893,108)		$6,865,923

Percentages are based on Net Assets of $6,884,934.

*	Non-income producing security.

Cl — Class

As of February 28, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Schedule of Investments • U.S. Research Fund

February 28, 2019 (Unaudited) (Concluded)

For the period ended February 28, 2019, there were no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended February 28, 2019, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Schedule of Investments • Global Research Fund

February 28, 2019 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.7%

Australia — 0.6%
Telstra	14,612	$32,539

Belgium — 0.7%
Anheuser-Busch InBev	438	34,190

Brazil — 0.6%
Vale ADR, Cl B*	2,245	28,018

Canada — 2.1%
Canadian Pacific Railway	170	35,100
Encana	5,039	36,960
Manulife Financial	2,100	35,462
		107,522
China — 6.6%
Contemporary Amperex Technology, Cl A*	2,900	38,038
Hangzhou Hikvision Digital Technology, Cl A	7,000	36,119
Han’s Laser Technology Industry Group, Cl A	6,600	39,257
Huayu Automotive Systems, Cl A	12,600	39,103
Kweichow Moutai, Cl A	300	33,876
PetroChina, Cl H	50,000	33,058
SAIC Motor, Cl A	8,800	37,273
Wuliangye Yibin, Cl A	3,600	38,498
ZTO Express Cayman ADR*	1,856	36,897
		332,119
Denmark — 1.2%
Novo Nordisk, Cl B	621	30,504
Novozymes, Cl B	668	30,360
		60,864
France — 3.4%
Danone	429	32,403
Engie	2,122	32,017
Peugeot	1,428	36,359
TOTAL	600	34,154
Valeo	1,129	35,675
		170,608

Description	Shares	Fair Value
Germany — 4.6%
Bayer	404	$32,331
Deutsche Lufthansa	1,306	33,387
E.ON	3,081	33,978
Evonik Industries	1,181	33,284
HeidelbergCement	484	35,625
Merck KGaA	292	30,185
SAP	309	33,145
		231,935
Hong Kong — 6.5%
Beijing Enterprises Holdings	6,500	38,132
China Eastern Airlines, Cl H	58,000	37,017
China Petroleum & Chemical, Cl H	44,000	38,003
China Tower, Cl H(A)*	176,000	41,703
China Unicom Hong Kong	30,000	35,580
CNOOC	20,000	34,498
Melco Resorts & Entertainment ADR	1,547	35,643
Nexteer Automotive Group	24,000	34,182
Tencent Holdings	700	29,945
		324,703
India — 2.6%
Bharti Infratel	8,400	34,680
Crompton Greaves Consumer Electricals	9,922	29,295
Havells India	3,165	31,832
Voltas	4,162	33,152
		128,959
Indonesia — 0.7%
Telekomunikasi Indonesia Persero	121,400	33,311

Italy — 2.0%
Enel	5,456	33,052
Eni	1,877	32,415
Tenaris	2,709	36,184
		101,651
Japan — 3.3%
Asahi Group Holdings	700	30,227
Inpex	3,500	34,051
Keyence	100	58,327
Tokyo Electron	300	40,828
		163,433
Netherlands — 1.3%
Galapagos*	326	32,014
Koninklijke Ahold Delhaize	1,196	30,881
		62,895
Norway — 1.2%
Aker Solutions*	6,072	29,087
Orkla	4,046	31,918
		61,005
Portugal — 0.7%
Galp Energia SGPS	2,085	34,260

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Schedule of Investments • Global Research Fund

February 28, 2019 (Unaudited) (Continued)

Description	Shares	Fair Value
South Korea — 1.4%
Samsung Electronics	810	$32,481
SK Hynix	587	36,534
		69,015
Spain — 1.9%
Iberdrola	4,018	33,638
International Consolidated Airlines Group	4,004	31,901
Repsol	1,854	31,931
		97,470
Sweden — 0.7%
Swedish Match	729	34,196

Taiwan — 2.2%
ASE Technology Holding	17,000	34,744
MediaTek	4,000	36,392
Novatek Microelectronics	7,000	38,893
		110,029
United Kingdom — 9.5%
Anglo American	1,368	36,456
BAE Systems	5,113	31,692
BP	4,872	34,631
Ferguson	469	32,570
Hunting	5,067	36,899
Imperial Brands	996	33,259
Johnson Matthey	863	35,504
Larsen & Toubro GDR	1,601	29,010
Reckitt Benckiser Group	419	32,140
Rio Tinto	627	36,161
Royal Dutch Shell, Cl B	1,042	32,771
SSE	2,144	33,893
Tesco	12,483	37,524
Unilever	567	30,227
		472,737
United States — 45.9%
Communication Services — 1.3%
CBS, Cl B	650	32,637
Liberty Global, Cl A*	1,267	33,385
		66,022
Consumer Discretionary — 9.5%
Chipotle Mexican Grill, Cl A*	68	41,312
Dollar General	279	33,050
Dollar Tree*	335	32,271
L Brands	1,134	29,643
Las Vegas Sands	549	33,725
McDonald’s	173	31,804
NIKE, Cl B	403	34,549
Norwegian Cruise Line Holdings*	635	35,262
Ross Stores	358	33,949
Royal Caribbean Cruises	313	37,084
Target	465	33,778
TJX	685	35,134
Tractor Supply	357	34,040
Yum! Brands	333	31,469
		477,070

Description	Shares	Fair Value
Consumer Staples — 4.0%
Hershey	298	$32,983
Kraft Heinz	692	22,967
Mondelez International, Cl A	751	35,417
Philip Morris International	444	38,601
Procter & Gamble	337	33,211
Tyson Foods, Cl A	556	34,283
		197,462
Energy — 6.7%
Anadarko Petroleum	637	27,710
Apache	1,079	35,801
Concho Resources	273	30,030
ConocoPhillips	465	31,550
EOG Resources	326	30,644
Hess	673	38,933
Kinder Morgan	1,804	34,565
Kosmos Energy	6,211	39,750
Patterson-UTI Energy	2,563	33,985
Pioneer Natural Resources	217	30,586
		333,554
Financials — 5.3%
Bank of America	1,178	34,256
Citigroup	516	33,014
CME Group, Cl A	167	30,379
Goldman Sachs Group	167	32,849
Intercontinental Exchange	403	31,091
LPL Financial Holdings	459	34,613
PNC Financial Services Group	258	32,513
TD Ameritrade Holding	618	34,812
		263,527
Health Care — 3.9%
Allergan	238	32,775
Anthem	123	36,990
Celgene*	364	30,256
Centene*	544	33,124
Mylan*	1,071	28,264
UnitedHealth Group	130	31,489
		192,898
Industrials — 5.4%
American Airlines Group	928	33,064
Delta Air Lines	629	31,186
FedEx	181	32,761
JB Hunt Transport Services	323	34,777
Nielsen Holdings	1,248	32,698
Southwest Airlines	623	34,913
Union Pacific	220	36,894
United Continental Holdings*	364	31,963
		268,256
Information Technology — 7.3%
Citrix Systems	291	30,701
Hollysys Automation Technologies	1,784	39,480
HP	1,441	28,431
Mastercard, Cl A	159	35,739
Micron Technology*	837	34,217
NVIDIA	217	33,474

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Schedule of Investments • Global Research Fund

February 28, 2019 (Unaudited) (Concluded)

Description	Shares	Fair Value
NXP Semiconductors	398	$36,345
Oracle	647	33,728
Tableau Software, Cl A*	237	31,260
Travelport Worldwide*	1,981	31,141
Visa, Cl A	219	32,438
		366,954
Materials — 2.5%
DowDuPont	568	30,235
LyondellBasell Industries, Cl A	351	30,017
Mosaic	1,033	32,302
Westlake Chemical	431	30,114
		122,668
		2,288,411
Total Common Stock
(Cost $5,002,296)		4,979,870

Total Investments — 99.7%
(Cost $5,002,296)		$4,979,870

Percentages are based on Net Assets of $4,993,534.

*	Non-income producing security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of February 28, 2019 was $41,703 and represents 0.8% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of February 28, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2019, there were no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended February 28, 2019, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Statements of Assets and Liabilities

February 28, 2019 (Unaudited)

	Bernstein U.S. Research Fund	Bernstein Global Research Fund
Assets:
Investments at Cost	$6,893,108	$5,002,296
Investments at Fair Value	$6,865,923	$4,979,870
Cash and Cash Equivalents	11,690	6,971
Dividends Receivable	9,880	7,488
Reclaims Receivable	113	1,693
Total Assets	6,887,606	4,996,022

Liabilities:
Payable for Foreign Currency Due to Custodian (Cost $— and $18)	—	18
Advisory Fees Payable	2,672	2,470
Total Liabilities	2,672	2,488

Net Assets	$6,884,934	$4,993,534

Net Assets Consist of:
Paid-in Capital	$7,282,294	$5,367,001
Total Distributable Loss	(397,360)	(373,467)
Net Assets	$6,884,934	$4,993,534
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	250,000	200,000
Net Asset Value, Offering and Redemption Price Per Share	$27.54	$24.97

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Statements of Operations

For the Period ended February 28, 2019 (Unaudited)

	Bernstein U.S. Research Fund		Bernstein Global Research Fund
Investment Income:
Dividend Income	$47,902		$37,704
Less: Foreign Taxes Withheld	—		(1,132)
Total Investment Income	47,902		36,572

Expenses:
Advisory fees	14,524		13,877
Total expenses	14,524		13,877

Net investment income	33,378		22,695

Net Realized and Unrealized Gain (Loss) on:
Net Realized Loss on Investments	(372,422	)(1)	(319,990)
Net Realized Gain on Foreign Currency Transactions	—		309
Net Change in Unrealized Depreciation on Investments	(134,357)		(46,003)
Net Change in Unrealized Appreciation on Foreign Currency Translations	—		22
Net Realized and Unrealized Loss on Investments	(506,779)		(365,662)
Net Decrease in Net Assets Resulting from Operations	$(473,401)		$(342,967)

(1)	Includes any realized gains or losses as a result of in-kind transactions (See Note 4).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Statements of Changes in Net Assets

	Bernstein U.S. Research Fund			Bernstein Global Research Fund
	Period Ended February 28, 2019 (Unaudited)		Period Ended August 31, 2018(4)	Period Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(4)
Operations:
Net Investment Income	$33,378		$18,382	$22,695	$36,050
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(372,422	)(1)	172,597	(319,681)	114,012
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(134,357)		107,172	(45,981)	23,550
Net Increase (Decrease) in Net Assets Resulting from Operations	(473,401)		298,151	(342,967)	173,612

Distributions(2)	(63,721)		(5,502)	(51,128)	(3,675)

Capital Share Transactions:
Issued	8,807,812		5,234,578	4,048,466	3,858,753
Redeemed	(2,876,786)		(4,036,197)	—	(2,689,527)
Increase in Net Assets from Capital Share Transactions	5,931,026		1,198,381	4,048,466	1,169,226
Total Increase in Net Assets	5,393,904		1,491,030	3,654,371	1,339,163

Net Assets:
Beginning of Period	1,491,030		—	1,339,163	—
End of Period(3)	$6,884,934		$1,491,030	$4,993,534	$1,339,163

Share Transactions:
Issued	300,000		200,000	150,000	150,000
Redeemed	(100,000)		(150,000)	—	(100,000)
Net Increase in Shares Outstanding from Share Transactions	200,000		50,000	150,000	50,000

(1)	Includes any realized gains or losses as a result of in-kind transactions (See Note 4).

(2)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 8).

(3)	Includes undistributed net investment income of $10,716 and $31,443 as of year ended August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

(4)	Commenced operations on October 16, 2017.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Financial Highlights

Selected Per Share Data & Ratios (Unaudited)

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(2)	Ratio of Net Investment Income to Average Net Assets(2)	Portfolio Turnover(3)
Bernstein U.S. Research Fund
2019	$29.82	$0.15	$(2.17)	$(2.02)	$(0.14)	$(0.12)	$(0.26)	$27.54	$27.43	(6.77)%	$6,885	0.50%	1.15%	104%
2018(4)	25.00	0.30	4.58	4.88	(0.06)	—	(0.06)	29.82	29.75	19.52	1,491	0.50	1.26	132
Bernstein Global Research Fund
2019	26.78	0.13	(1.68)	(1.55)	(0.26)	—	(0.26)	24.97	25.05	(5.79)	4,994	0.65	1.06	115
2018(4)	25.00	0.42	1.40	1.82	(0.04)	—	(0.04)	26.78	26.84	7.27	1,339	0.65	1.80	195

*	Per share data calculated using average shares method.

(1)	Total return is for the period indicated and has not been annualized. The return does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(2)	Annualized

(3)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

(4)	Commenced operations on October 16, 2017.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Notes to Financial Statements

February 28, 2019 (Unaudited)

1. FUND ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Bernstein U.S. Research Fund and the Bernstein Global Research Fund (each a “Fund”, and collectively the “Funds”). The Bernstein U.S. Research Fund seeks to provide investment results that, before fees and expenses, track the performance of the Bernstein U.S. Research Index (the “Index”). The Bernstein Global Research Fund seeks to provide investment results that, before fees and expenses, track the performance of the Bernstein Global Research Index (the “Index”). Each Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. Vident Investment Advisory, LLC (the “Sub-Adviser”), serves as the sub-adviser to the Funds.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares of at least 25,000 shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares of the Funds will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that each Fund meets criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates and Indemnifications – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value

Bernstein ETFs

Notes to Financial Statements

February 28, 2019 (Unaudited) (Continued)

Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended February 28, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 28, 2019, there have been no significant changes to the Funds’ fair valuation methodologies. It is the Funds’ policy to recognize transfers into or out of all levels at the end of the reporting period.

Federal Income Taxes – It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements. The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of February 28, 2019, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. The current tax year remains open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Bernstein ETFs

Notes to Financial Statements

February 28, 2019 (Unaudited) (Continued)

Security Transactions and Investment Income – Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders – Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on the ex-dividend date.

Creation Units – The Funds issue and redeem shares on a continuous basis at NAV and only in large blocks of 25,000 shares (each block of shares for the Funds is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 per transaction for the Bernstein U.S. Research Fund, and $1,900 per transaction for the Bernstein Global Research Fund. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction for the Bernstein U.S. Research Fund, and $1,900 per transaction for the Bernstein Global Research Fund to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a creation unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares of the Funds in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Bernstein ETFs

Notes to Financial Statements

February 28, 2019 (Unaudited) (Continued)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown as of February 28, 2019:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
Bernstein U.S. Research Fund	25,000	$ 500	$ 688,500	$ 500
Bernstein Global Research Fund	25,000	$ 1,900	$ 624,250	$ 1,900

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (“contribution in-kind”), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Funds may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Security and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Other – The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provided to the Funds, the Funds paid the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% on the average daily net assets of the Bernstein U.S. Research Fund and 0.65% on the average daily net assets of the Bernstein Global Research Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

The Index Provider is Sanford C. Bernstein & Co., LLC (“Index Provider”). The Index Provider is not affiliated with Trust, the Adviser, the Sub-Adviser, Solactive AG, the Funds’ administrator, custodian, transfer agent or distributor, or any of their respective affiliates. The Adviser has entered into a service agreement with the Index Provider pursuant to which the Adviser agrees to provide organizational and administrative support services to the Funds and the Adviser and Index Provider agree to share

Bernstein ETFs

Notes to Financial Statements

February 28, 2019 (Unaudited) (Continued)

certain expenses of the Funds. In addition, the Adviser has entered into a license agreement with the Index Provider pursuant to which the Adviser pays a fee to the Index Provider in return for a license to use each Index in connection with the operation of the Funds. The Adviser is sub-licensing rights to each Index to each Fund at no charge. The Index Provider or its affiliates, acting for their own accounts, intend to purchase shares of each Fund and, upon completing such purchase, expect to be affiliates of each Fund by virtue of owning a substantial percentage of each Fund’s shares. The Index Provider and its affiliates will not sell a Fund’s shares until they are no longer affiliates of the Fund or unless such sales are made in compliance with applicable law. The Index Provider and its affiliates may, however, redeem their shares through an Authorized Participant in Creation Unit aggregations at any time, although the Index Provider and its affiliates have no present intention to engage in any such redemptions.

Sub-Advisory Agreements

The Sub-Adviser is a Delaware limited liability company located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of an index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays Vident a fee calculated daily and paid monthly, at the following annual rates expressed as a percentage of the average daily net assets as follows:

Bernstein U.S. Research Fund	0.025% on the first $500 million, 0.02% on the next $500 million, 0.015% on assets between $1 billion and $3 billion, 0.01% on assets between $3 billion and $5 billion, 0.005% on assets in excess of $5 billion; subject to an annual minimum fee of $15,000

Bernstein Global Research Fund	0.045% on the first $500 million, 0.035% on the next $500 million, 0.025% on assets between $1 billion and $3 billion, 0.015% on assets between $3 billion and $5 billion, 0.01% on assets in excess of $5 billion; subject to an annual minimum fee of $25,000

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares of the Funds in Creation Units and transmits such orders to the Trust’s custodian and transfer agent.

The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of each Fund’s shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan will be made during the initial twelve (12) months of operation. In accordance with the Plan, each Fund is authorized to pay an amount up to a maximum of 0.25% of its average net assets each year for certain distribution-related activities. For the period ended February 28, 2019, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers of the Trust may also be employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

Bernstein ETFs

Notes to Financial Statements

February 28, 2019 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS

For the period ended February 28, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Bernstein U.S. Research Fund	$ 11,391,385	$ 6,086,270
Bernstein Global Research Fund	9,085,008	5,070,415

There were no purchases or sales of long-term U.S. Government securities by the Funds.

For the period ended February 28, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain
Bernstein U.S. Research Fund	$ 2,863,055	$ 2,283,499	$ 161,964

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at February 28, 2019, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Bernstein U.S. Research Fund	$ 6,893,108	$ 239,237	$ (266,422)	$ (27,185)
Bernstein Global Research Fund	5,002,296	207,305	(229,731)	(22,426)

6. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of each Fund is subject to the risk that his or her investment could lose money. Each Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk

Because each Fund is an exchange-traded fund, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Funds may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other

Bernstein ETFs

Notes to Financial Statements

February 28, 2019 (Unaudited) (Continued)

Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk

Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Funds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or facts relating to specific companies in which the Funds invests.

Concentration Risk

Because each Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Funds are subject to loss due to adverse occurrences that may affect that industry or group of industries.

Currency Exchange Rate Risk (Bernstein Global Research Fund only)

The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Funds being unable to buy or sell certain securities or financial instruments. In such circumstances, the Funds may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.

Emerging Markets Securities Risk (Bernstein Global Research Fund only)

Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Foreign Securities Risk (Bernstein Global Research Fund only)

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. NonU.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings

Bernstein ETFs

Notes to Financial Statements

February 28, 2019 (Unaudited) (Continued)

trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

Geographic Investment Risk (Bernstein Global Research Fund only)

To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Illiquid Investments Risk (Bernstein Global Research Fund only)

This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Index Tracking Risk

The Funds’ return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Funds utilizes a sampling approach, it may experience tracking error to a greater extent than if the Funds sought to replicate the Index.

Large-Capitalization Risk

Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk

The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Operational Risk (Bernstein Global Research Fund only)

The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk

The Funds are not actively managed and, therefore, the Funds would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk

In seeking to replicate the Index, which is adjusted and rebalanced monthly, the Funds may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Funds performance.

Ratings and Rankings Risk

The Funds seek to track the performance of stocks rated Outperform by sellside analysts of the Index Provider and ranked within one of the top three quintiles of the Index Provider’s 9 alpha model. Changes in the ratings and rankings methodologies

Bernstein ETFs

Notes to Financial Statements

February 28, 2019 (Unaudited) (Concluded)

or in the scope of equity research by the Index Provider may have an adverse effect on the Funds. No assurance can be given that such stocks will outperform the MSCI ACWI Index by the amount expected, or at all. Moreover, there is no guarantee that the quantitative models the Index Provider uses to determine the ratings and rankings of the Index components will generate or produce the intended results. The quantitative models could be subject to errors, which may have an adverse effect on the Funds.

Trading Risk

Shares of the Funds may trade on the Cboe BZX Exchange, Inc. (the “Exchange”) above or below NAV. The NAV of the Funds’ shares will fluctuate with changes in the market value of the Funds’ holdings. In addition, although the shares of the Funds are currently listed on the Exchange, there can be no assurance that an active trading market for shares of the Funds will develop or be maintained. Trading in shares of the Funds may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Funds inadvisable.

7. OTHER

At February 28, 2019, the records of the Trust reflected that 100% of each Fund’s total Shares outstanding were held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

8. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The amendments relevant to registered investment companies were mainly focused on the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is evaluating the impact of this new guidance on the financial statements and disclosures.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments will be required to the financial statements.

Bernstein ETFs

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2018 to February 28, 2019) (unless otherwise noted below).

The table below illustrates your Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in a Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Annualized Expense Ratios	Expenses Paid During the Period*
Bernstein U.S. Research Fund
Actual	$ 1,000.00	$ 933.70	0.50%	$ 2.40
Hypothetical	$ 1,000.00	$ 1,022.30	0.50%	$ 2.51

Bernstein Global Research Fund
Actual	$ 1,000.00	$ 943.50	0.65%	$ 3.13
Hypothetical	$ 1,000.00	$ 1,021.60	0.65%	$ 3.26

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period).

Bernstein ETFs

Supplemental Information

(Unaudited)

NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.bernsteinetf.com.

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway Suite 330

Roswell, Georgia 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

BRN-SA-001-0200

Item 2.     Code of Ethics.

Not applicable for semi-annual report.

Item 3.     Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.     Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.     Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.   Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 7, 2019

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: May 7, 2019